Inventories	12 Months Ended
Dec. 31, 2024
Inventories [abstract]
Inventories
10.
Inventories

	December 31, 2023
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,754,911	(186,263)	2,568,648

	December 31, 2024
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,854,743	(160,149)	2,694,594

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Cost of revenue	18,611,515	17,723,687	19,777,825
Loss on abandonment	9,448	2,483	102
(Reversal of) allowance for inventory valuation and obsolescence loss	(15,956)	80,633	(26,114)
	18,605,007	17,806,803	19,751,813

a)
Reversal of inventory valuation and obsolescence loss was mainly due to the reversal of previously recognized obsolescence losses by utilizing and selling obsolete raw materials.
b)
No inventories of the Group were pledged to others.